UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Item 1.  Schedule of Investments

The Schedule of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2008
(Unaudited)
	SHARES	VALUE

COMMON STOCKS - 58.7%

Pharmaceuticals & Biotechnology - 6.6%
Amgen, Inc. (b)	4,500	$269,505
Genentech, Inc. (b)	2,150	178,321
Genzyme Corporation (b)	11,600	845,407
Johnson & Johnson	13,640	836,677
Teva Pharmaceutical Industries Ltd. American Depository Receipt (c)	11,485	492,477
Waters Corporation (b)	5,000	219,000
		2,841,387
Capital Goods - 6.2%
3M Company	10,795	694,118
Emerson Electric Company	13,660	447,092
Gardner Denver, Inc. (b)	4,200	107,604
Illinois Tool Works	13,990	467,126
Koninklijke Philips Electronics NV American Depository Receipt (c)	9,000	166,500
Lincoln Electric Holdings, Inc.	6,000	258,900
Pentair, Inc.	19,500	538,979
		2,680,319
Renewable Energy & Energy Efficiency – 6.1%
American Superconductor Corporation (b)	8,000	100,080
Applied Materials, Inc.	31,350	404,728
Cree, Inc. (b)	7,000	137,410
Energy Conversion Devices, Inc. (b)	4,000	136,560
Evergreen Solar, Inc. (b)	14,000	53,060
First Solar, Inc. (b)	1,515	217,706
Fuel Systems Solutions, Inc. (b)	7,260	206,547
Itron, Inc. (b)	2,720	131,866
Johnson Controls, Inc.	14,250	252,652
MEMC Electronic Materials, Inc. (b)	7,600	139,688
OM Group, Inc. (b)	8,600	183,524
Ormat Technologies, Inc.	4,800	115,968
SunPower Corporation, Class A (b)	4,100	160,146
Suntech Power Holdings Company Ltd. American Depository Receipt (b)(c)	4,775	83,563
Ultralife Corporation (b)	21,000	182,490
Universal Display Corporation (b)	9,000	97,380
		2,603,368
Healthcare Equipment & Services - 5.9%
Baxter International, Inc.	12,600	762,173
Dentsply International, Inc.	6,400	194,432
Fresenius Medical Care AG & Company KGaA American Depository Receipt (c)	4,400	198,352
Gen-Probe, Inc. (b)	2,685	126,356
Hologic, Inc. (b)	14,950	182,988
Medtronic, Inc.	18,750	756,188
St Jude Medical, Inc. (b)	3,700	140,711
UnitedHealth Group, Inc.	7,530	178,687
		2,539,887
Technology Hardware & Equipment - 5.4%
Apple, Inc. (b)	3,235	348,054
Cisco Systems, Inc. (b)	18,940	336,564
Hewlett-Packard Company	16,600	635,448
IBM Corporation	10,700	994,778
		2,314,844
Food & Beverage - 4.0%
General Mills, Inc.	16,900	1,144,806
JM Smucker Company	13,105	583,959
		1,728,765
Software & Services - 3.2%
Adobe Systems, Inc. (b)	4,000	106,560
Microsoft Corporation	31,650	706,745
Oracle Corporation (b)	30,200	552,358
		1,365,663

Insurance - 2.9%
Chubb Corporation	16,345	846,998
Hartford Financial Services Group	4,500	46,440
WR Berkley Corporation	14,000	367,780
		1,261,218
Telecommunication Services - 2.5%
AT&T, Inc.	24,275	649,842
BT Group PLC American Depository Receipt (c)	8,500	160,650
Telefonica S.A. American Depository Receipt (c)	4,400	244,244
		1,054,736
Diversified Financials - 2.4%
American Express Company	5,755	158,263
Bank of America Corporation	13,370	323,153
Goldman Sachs Group, Inc. (The)	2,500	231,250
J.P. Morgan Chase & Company	8,070	332,887
		1,045,553
Media - 2.4%
John Wiley & Sons, Inc.	17,225	599,086
McGraw-Hill Companies, Inc.	15,310	410,920
		1,010,006
Banks - 2.3%
Barclays PLC American Depository Receipt (c)	5,000	53,850
Royal Bank of Canada	15,850	613,871
Wells Fargo & Company	10,000	340,500
		1,008,221
Food & Staples Retailing - 1.9%
Sysco Corporation	31,235	818,357

Materials - 1.1%
Air Products & Chemicals, Inc.	7,800	453,414

Retailing - 1.1%
Advance Auto Parts, Inc.	14,450	450,840

Household & Personal Products - 1.0%
Church & Dwight Company, Inc.	7,475	441,698

Semiconductors - 0.8%
Intel Corporation	22,000	352,000

Consumer Durables & Apparel - 0.8%
Deckers Outdoor Corporation (b)	1,225	103,954
Jarden Corporation (b)	12,900	229,620
		333,574
Automobiles & Components - 0.7%
Toyota Motor Corporation American Depository Receipt (c)	4,140	315,013

Transportation- 0.5%
Kansas City Southern (b)	6,750	208,373

Real Estate - 0.4%
Forest City Enterprises, Inc., Class A	4,400	52,316
ProLogis	7,500	105,000
		157,316
Consumer Services - 0.3%
Chipotle Mexican Grill, Inc. (b)	3,200	136,864

Commercial & Professional Services - 0.2%
Interface, Inc., Class A	11,600	81,780

Total Common Stocks		25,203,196
(Cost $30,984,258)

CORPORATE BONDS & NOTES - 29.0%	PRINCIPAL
	AMOUNT
Telecommunication Services - 5.5%
AT&T Corporation
7.30%, due 11/15/11 (e)	$1,000,000	1,008,219
BellSouth Corporation
4.75%, due 11/15/12	500,000	459,560
France Telecom SA
7.75%, due 3/1/11 (c)	500,000	494,795
Verizon Communications, Inc.
5.25%, due 4/15/13	500,000	460,008
		2,422,582

Diversified Financials - 5.0%
American General Finance Corporation
5.75%, due 9/15/16	500,000	175,793
Fleet National Bank
5.75%, due 1/15/09	500,000	500,922
Goldman Sachs Group, Inc.
6.60%, due 1/15/12	500,000	472,926
J.P. Morgan Chase & Company
4.60%, due 1/17/11	500,000	485,947
J.P. Morgan Chase & Company
4.50%, due 1/15/12	500,000	473,706
Lehman Brothers Holdings, Inc.
5.75%, due 5/17/13	400,000	54,000
		2,163,294
Healthcare Equipment & Services - 3.5%
Aetna, Inc.
5.75%, due 6/15/11	595,000	559,054
HCA, Inc.
6.30%, due 10/1/12	1,000,000	689,999
UnitedHealth Group, Inc.
4.875%, due 4/1/13	250,000	233,051
		1,482,104
Pharmaceuticals & Biotechnology - 3.3%
Abbott Laboratories
5.60%, due 11/30/17	500,000	461,281
Amgen, Inc.
4.85%, due 11/18/14	500,000	448,705
Wyeth
5.50%, due 3/15/13 (e)	500,000	490,583
		1,400,569
Technology Hardware & Equipment - 1.8%
Xerox Corporation
7.625%, due 6/15/13	1,000,000	756,825

Healthy Living - 1.8%
NBTY, Inc.
7.125%, due 10/1/15	1,000,000	755,000

Transportation - 1.2%
Ryder System, Inc.
4.625%, due 4/1/10	500,000	496,780

Software & Services - 1.2%
Oracle Corporation
5.00%, due 1/15/11	500,000	496,117

Automobiles & Components - 1.1%
Toyota Motor Credit Corporation
4.125%, due 7/25/17 (c)(e)	500,000	476,280

Consumer Durables & Apparel - 1.1%
Newell Rubbermaid, Inc.
4.00%, due 5/1/10	500,000	475,166

Real Estate - 1.1%
Simon Property Group LP
4.875%, due 8/15/10	500,000	457,993

Banks - 1.1%
M&I Marshall & Ilsley Bank
3.95%, due 8/14/09	500,000	456,031

Renewable Energy & Energy Efficiency - 0.9%
Johnson Controls, Inc.
5.50%, due 1/15/16	500,000	405,545

Insurance - 0.4%
Hartford Financial Services Group, Inc.
7.30%, due 11/1/15	250,000	192,349

Total Corporate Bonds & Notes
(Cost $14,689,862)		12,436,635

U.S. GOVERNMENT AGENCIES - 8.2%
Fannie Mae
5.50%, due 3/1/12	147,906	150,786
Fannie Mae
5.05%, due 11/5/12	500,000	503,437
Fannie Mae
5.45%, due 2/28/18	500,000	492,607
Federal Farm Credit Bank
4.50%, due 10/25/11	500,000	514,667
Federal Home Loan Bank
4.265%, due 7/8/15	500,000	478,926
Federal Home Loan Bank
5.20%, due 2/28/18	500,000	485,907
Federal Home Loan Bank
5.25%, due 3/5/18	340,000	331,203
SLM Corporation
4.00%, due 7/25/14 (d)	1,235,000	547,190

Total U.S. Government Agencies
(Cost $4,189,069)		3,504,723

CERTIFICATES OF DEPOSIT - 0.4%
Self Help Credit Union Environmental Certificate of Deposit
3.40%, due 8/8/10	95,000	95,025
Shorebank Pacific Time Deposit Receipt
3.75%, due 8/8/11	95,000	95,000

Total Certificates Of Deposit
(Cost $190,025)		190,025

SHORT TERM OBLIGATION - 3.1%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.10%, dated
10/31/08, due 11/03/08, proceeds $1,345,492 (collateralized by a Federal Home Loan Bank
Bond, 2.40%, due 02/05/2009, value $1,375,300)
(Cost $1,345,481)		1,345,481

TOTAL INVESTMENTS (a) - 99.4%
(Cost $51,398,695)		42,680,060
Other Assets Less Liabilities - 0.6%		241,306
NET ASSETS - 100.0%		$42,921,366

(a)  The cost of investments for federal income tax purposes is
$51,401,297 resulting in gross unrealized appreciation and
depreciation of $1,403,280 and $10,124,517 respectively, or net unrealized depreciation of $8,721,237.

(b) Non-income producing security.

(c) Securities whose values are determined or significantly
influenced by trading in markets other than the United
States or Canada.

(d) Floating rate bond.  Rate shown is currently in effect at
October 31, 2008.

(e) Step rate bond.  Rate shown is currently in effect at
October 31, 2008.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS October 31, 2008 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 99.6%
Technology Hardware & Equipment - 10.3%
3Com Corporation (b)	3,600	$9,828
Adaptec, Inc. (b)	800	2,568
ADC Telecommunications (b)	1,000	6,340
Apple, Inc. (b)	7,950	855,340
Arrow Electronics, Inc. (b)	1,050	18,323
Cisco Systems, Inc. (b)	52,726	936,940
Corning, Inc.	14,100	152,703
Dell, Inc. (b)	15,700	190,755
EMC Corporation (b)	18,550	218,519
Gerber Scientific, Inc. (b)	200	956
Hewlett-Packard Company	21,900	838,331
Imation Corporation	300	3,696
Lexmark International, Inc. (b)	750	19,373
Molex, Inc.	1,300	18,733
NetApp, Inc. (b)	2,950	39,914
Palm, Inc. (b)	1,000	3,990
Plantronics, Inc.	400	5,776
Polycom, Inc. (b)	800	16,808
Qualcomm, Inc.	14,680	561,656
Seagate Technology	4,400	29,788
Sun Microsystems, Inc. (b)	6,675	30,705
Tellabs, Inc. (b)	3,300	13,992
Xerox Corporation	7,830	62,797
		4,037,831
Pharmaceuticals & Biotechnology - 10.0%
Affymetrix, Inc. (b)	500	1,845
Allergan, Inc.	2,750	109,093
Amgen, Inc. (b)	9,450	565,960
Amylin Pharmaceuticals, Inc. (b)	1,050	10,721
Biogen Idec, Inc. (b)	2,600	110,630
Dionex Corporation (b)	150	8,075
Endo Pharmaceuticals Holdings, Inc. (b)	1,100	20,350
Forest Laboratories, Inc. (b)	2,700	62,721
Genzyme Corporation (b)	2,400	174,912
Gilead Sciences, Inc. (b)	8,250	378,262
Illumina, Inc. (b)	1,000	30,850
Invitrogen Corporation (b)	800	23,032
Johnson & Johnson	24,985	1,532,579
King Pharmaceuticals, Inc. (b)	2,100	18,459
Merck & Co., Inc.	19,132	592,134
Millipore Corporation (b)	450	23,351
Mylan Laboratories (b)	2,800	23,996
Techne Corporation	350	24,157
Thermo Fisher Scientific, Inc. (b)	3,750	152,250
Waters Corporation (b)	900	39,420
Watson Pharmaceuticals, Inc. (b)	900	23,553
		3,926,350
Diversified Financials - 8.3%
Allied Capital Corporation	1,400	10,220
American Express Company	10,400	286,000
Bank of New York Mellon Corporation (The)	10,257	334,378
Capital One Financial Corporation	3,350	131,052
Charles Schwab Corporation	8,300	158,696
CIT Group, Inc.	2,400	9,936
CME Group, Inc.	604	170,419
Franklin Resources, Inc.	1,350	91,800
J.P. Morgan Chase & Company	32,850	1,355,062
Janus Capital Group, Inc.	1,350	15,849
Medallion Financial Corporation	100	809
Merrill Lynch & Company, Inc.	13,700	254,683
Moody's Corporation	1,750	44,800
Northern Trust Corporation	2,000	112,620
PHH Corporation (b)	500	4,030
SLM Corporation (b)	4,200	44,814
State Street Corporation	3,900	169,065
T. Rowe Price Group, Inc.	2,300	90,942
Tradestation Group, Inc. (b)	200	1,566
		3,286,741

Household & Personal Products - 6.5%
Alberto-Culver Company	800	20,584
Avon Products, Inc.	3,800	94,354
Church & Dwight Company, Inc.	550	32,500
Clorox Company	1,250	76,013
Colgate-Palmolive Company	4,550	285,557
Energizer Holdings, Inc. (b)	500	24,430
Estee Lauder Companies, Inc. (The), Class A	1,050	37,842
Kimberly-Clark Corporation	3,750	229,838
Nu Skin Enterprises, Inc., Class A	500	6,445
Procter & Gamble Company	27,138	1,751,486
		2,559,049
Banks - 6.5%
Bank of Hawaii Corporation	450	22,820
BB&T Corporation	4,900	175,665
Cathay General Bancorp	400	9,792
Comerica, Inc.	1,300	35,867
Fifth Third Bancorp	5,100	55,335
First Horizon National Corporation	1,648	19,628
FirstFed Financial Corporation (b)	100	895
Heartland Financial USA, Inc.	100	2,375
KeyCorp	4,300	52,589
M&T Bank Corporation	700	56,770
MGIC Investment Corporation	1,100	4,268
NewAlliance Bancshares, Inc.	1,000	13,800
People's United Financial, Inc.	3,100	54,250
PNC Financial Services Group	3,100	206,677
Popular, Inc.	2,400	18,240
Regions Financial Corporation	6,200	68,758
Sovereign Bancorp, Inc.	4,900	14,210
SunTrust Banks, Inc.	3,150	126,441
Synovus Financial Corporation	2,500	25,825
U.S. Bancorp	15,580	464,439
Wachovia Corporation	19,292	123,662
Wainwright Bank Trust Company	52	430
Wells Fargo & Company	29,500	1,004,474
		2,557,210
Software & Services - 6.1%
Adobe Systems, Inc. (b)	4,700	125,208
Advent Software, Inc. (b)	100	1,874
Autodesk, Inc. (b)	2,050	43,686
Automatic Data Processing	4,550	159,022
BMC Software, Inc. (b)	1,700	43,894
Compuware Corporation (b)	2,400	15,312
Convergys Corporation (b)	1,100	8,459
eBay, Inc. (b)	9,750	148,883
Electronic Arts, Inc. (b)	2,800	63,784
Microsoft Corporation	70,135	1,566,114
Novell, Inc. (b)	3,000	13,980
Paychex, Inc.	2,850	81,339
Red Hat, Inc. (b)	1,700	22,627
Salesforce.com, Inc. (b)	950	29,412
Sapient Corporation (b)	700	3,843
Symantec Corporation (b)	7,450	93,721
Unisys Corporation (b)	3,000	4,560
		2,425,718
Telecommunication Services - 5.8%
AT&T, Inc.	52,599	1,408,074
Frontier Communications Corporation	2,900	22,069
Sprint Nextel Corporation	25,450	79,659
Telephone & Data Systems, Inc.	900	24,165
Verizon Communications, Inc.	25,450	755,102
		2,289,069
Food & Beverage - 5.7%
Campbell Soup Company	1,900	72,105
Coca-Cola Company (The)	17,785	783,607
Dean Foods Company (b)	1,400	30,604
Flowers Foods, Inc.	700	20,755
General Mills, Inc.	3,050	206,607
Green Mountain Coffee Roasters, Inc. (b)	200	5,798
H.J. Heinz Company	2,750	120,505
Hershey Company (The)	1,450	53,998
JM Smucker Company	500	22,280
Kellogg Company	2,250	113,445
McCormick & Company, Inc.	1,150	38,709
Pepsico, Inc.	14,003	798,312
Tootsie Roll Industries, Inc.	212	5,272
		2,271,997

Healthcare Equipment & Services - 5.4%
Baxter International, Inc.	5,650	341,768
Beckman Coulter, Inc.	559	27,905
Becton Dickinson & Company	2,150	149,210
C.R. Bard, Inc.	900	79,425
Cerner Corporation (b)	611	22,748
CIGNA Corporation	2,500	40,750
Cross Country Healthcare, Inc. (b)	200	2,264
Edwards Lifesciences Corporation (b)	500	26,420
Gen-Probe, Inc. (b)	450	21,177
Health Management Associates, Class A (b)	2,200	4,620
Henry Schein, Inc. (b)	800	37,448
Hill-Rom Holdings, Inc.	600	13,656
Humana, Inc. (b)	1,550	45,865
Idexx Laboratories, Inc. (b)	500	17,595
IMS Health, Inc.	1,600	22,944
Intuitive Surgical, Inc. (b)	350	60,477
Invacare Corporation	300	5,457
McKesson Corporation	2,450	90,136
Medtronic, Inc.	10,028	404,428
Molina Healthcare, Inc. (b)	100	2,227
Patterson Companies, Inc. (b)	850	21,531
Quest Diagnostics	1,450	67,860
St Jude Medical, Inc. (b)	3,100	117,893
Stryker Corporation	2,200	117,612
UnitedHealth Group, Inc.	10,830	256,995
Varian Medical Systems, Inc. (b)	1,150	52,337
Zimmer Holdings, Inc. (b)	2,000	92,860
		2,143,608
Energy - 4.4%
Apache Corporation	3,000	246,990
Cameron International Corporation (b)	1,900	46,094
Chesapeake Energy Corporation	4,650	102,161
Clean Energy Fuels Corporation (b)	200	1,540
Devon Energy Corporation	3,966	320,690
EOG Recources, Inc.	2,220	179,642
Helmerich & Payne	900	30,879
National Oilwell Varco, Inc. (b)	3,732	111,549
Newfield Exploration Company (b)	1,200	27,576
Noble Energy, Inc.	1,550	80,321
Pioneer Natural Resources Company	1,100	30,613
Rowan Companies, Inc.	1,050	19,047
Smith International, Inc.	1,950	67,236
Spectra Energy Corporation	5,500	106,315
Sunoco, Inc.	1,000	30,500
Ultra Petroleum Corporation (b)	1,200	55,860
Williams Companies, Inc.	5,173	108,478
XTO Energy, Inc.	4,950	177,953
		1,743,444
Retailing - 4.2%
Autozone, Inc. (b)	350	44,552
Bed Bath & Beyond, Inc. (b)	2,300	59,271
Best Buy Company, Inc.	3,050	81,771
Carmax, Inc. (b)	1,900	20,178
Charming Shoppes, Inc. (b)	800	880
Family Dollar Stores	1,200	32,292
Foot Locker, Inc.	1,300	19,006
Gap, Inc.	4,050	52,407
Genuine Parts Company	1,450	57,058
Home Depot, Inc.	15,200	358,567
J.C. Penney Company, Inc.	2,000	47,840
Limited Brands	2,600	31,148
Lowe's Companies, Inc.	13,057	283,336
Men's Wearhouse, Inc.	500	7,645
Nordstrom, Inc.	1,432	25,905
Office Depot, Inc. (b)	2,500	9,000
Pep Boys - Manny, Moe & Jack	300	1,446
Radioshack Corporation	1,200	15,192
Staples, Inc.	6,300	122,409
Target Corporation	6,700	268,804
Tiffany & Company	1,100	30,195
TJX Companies, Inc.	3,700	99,012
		1,667,914

Capital Goods - 3.6%
3M Company	6,275	403,482
A.O. Smith Corporation	250	7,888
Apogee Enterprises, Inc.	300	2,958
Baldor Electric Company	400	7,024
CLARCOR, Inc.	450	15,926
Cooper Industries, Inc., Class A	1,600	49,520
Cummins, Inc.	1,800	46,530
Deere & Company	3,833	147,799
Donaldson Company, Inc.	600	21,090
EMCOR Group, Inc. (b)	600	10,662
Emerson Electric Company	6,900	225,836
Fastenal Company	1,150	46,299
GATX Corporation	400	11,420
General Cable Corporation (b)	450	7,686
Graco, Inc.	500	12,365
Granite Construction, Inc.	250	8,918
Hubbell, Inc., Class B	500	17,935
Illinois Tool Works	3,600	120,203
Kadant, Inc. (b)	100	1,644
Lawson Products, Inc.	50	1,490
Lincoln Electric Holdings	400	17,260
Masco Corporation	3,300	33,495
NCI Building Systems, Inc. (b)	200	3,722
Nordson Corporation	350	12,926
Pall Corporation	1,050	27,731
Quanta Services, Inc. (b)	1,600	31,616
Rockwell Automation, Inc.	1,300	35,971
Simpson Manufacturing Company, Inc.	300	6,912
Spirit Aerosystems Holdings, Inc. (b)	900	14,517
SPX Corporation	490	18,983
Tennant Company	150	3,764
Thomas & Betts Corporation (b)	450	10,688
Toro Company	350	11,774
Trex Company, Inc. (b)	100	1,631
W.W. Grainger, Inc.	550	43,214
		1,440,879
Semiconductors - 3.2%
Advanced Micro Devices (b)	5,400	18,900
Analog Devices	2,550	54,468
Entegris, Inc. (b)	800	2,152
Intel Corporation	50,197	803,152
Lam Research Corporation (b)	1,100	24,596
LSI Corporation (b)	5,700	21,945
Micron Technology, Inc. (b)	6,800	32,028
National Semiconductor Corporation	1,750	23,048
Novellus Systems, Inc. (b)	900	14,220
Texas Instruments, Inc.	11,700	228,852
Xilinx, Inc.	2,500	46,050
		1,269,411
Food & Staples Retailing - 3.2%
Costco Wholesale Corporation	3,900	222,339
CVS Caremark Corporation	12,850	393,853
Kroger Company	5,800	159,268
Safeway, Inc.	3,900	82,953
Supervalu, Inc.	1,900	27,056
Sysco Corporation	5,400	141,480
Walgreen Company	8,800	224,048
		1,250,997
Transportation - 2.8%
Alaska Air Group, Inc. (b)	300	7,410
AMR Corporation (b)	2,100	21,441
Arkansas Best Corporation	200	5,838
Expeditors International Washington, Inc.	1,950	63,668
FedEx Corporation	2,800	183,036
JB Hunt Transport Services, Inc.	700	19,915
JetBlue Airways (b)	1,700	9,435
Kansas City Southern (b)	800	24,696
Norfolk Southern Corporation	3,300	197,802
Ryder System, Inc.	500	19,810
Southwest Airlines	6,700	78,926
United Parcel Service, Inc., Class B	9,050	477,659
YRC Worldwide, Inc. (b)	500	2,290
		1,111,926

Insurance - 2.6%
Aflac, Inc.	4,300	190,404
Ambac Financial Group, Inc.	2,600	6,968
Chubb Corporation	3,200	165,824
Cincinnati Financial Corporation	1,400	36,386
Erie Indemnity Company	300	11,157
Hartford Financial Services Group	2,700	27,864
Lincoln National Corporation	2,300	39,652
Marsh & McLennan Companies	4,600	134,872
MBIA, Inc.	1,800	17,694
Phoenix Companies, Inc. (The)	1,000	6,470
Principal Financial Group	2,350	44,627
Progressive Corporation	6,000	85,620
Travelers Companies, Inc. (The)	5,250	223,387
Unum Group	3,100	48,825
Wesco Financial Corporation	10	3,300
		1,043,050
Media - 2.4%
Emmis Communications, Class A (b)	200	130
EW Scripps Company	133	618
Lee Enterprises, Inc.	300	750
McClatchy Company (The)	400	1,228
McGraw-Hill Companies, Inc.	2,800	75,152
Meredith Corporation	350	6,780
New York Times Company, Class A	1,000	10,000
Omnicom Group	2,800	82,712
Scholastic Corporation	200	3,714
Time Warner, Inc.	32,050	323,385
Valassis Communications (b)	400	1,776
Walt Disney Company (The)	16,800	435,119
Washington Post Company, Class B	50	21,340
		962,704
Materials - 2.1%
Air Products & Chemicals, Inc.	1,900	110,447
Airgas, Inc.	750	28,770
Bemis Company	900	22,356
Cabot Corporation	550	14,548
Calgon Carbon Corporation (b)	400	5,328
Domtar Corporation (b)	4,900	12,152
Ecolab, Inc.	1,600	59,616
H.B. Fuller Company	400	7,068
Lubrizol Corporation	650	24,427
MeadWestvaco Corporation	1,550	21,747
Minerals Technologies, Inc.	150	8,514
Nalco Holding Company	1,300	18,356
Nucor Corporation	2,850	115,453
Praxair, Inc.	2,800	182,419
Rock-Tenn Company, Class A	300	9,123
Rohm and Hass Company	1,050	73,868
Schnitzer Steel Industries, Inc., Class A	150	4,040
Sealed Air Corporation	1,400	23,688
Sigma-Aldrich Corporation	1,100	48,246
Sonoco Products Company	850	21,403
Valspar Corporation	900	18,405
Wausau Paper Corporation	300	2,778
Worthington Industries	600	7,242
		839,994
Consumer Services - 1.8%
Choice Hotels International, Inc.	300	8,202
Darden Restaurants, Inc.	1,300	28,821
DeVry, Inc.	500	28,345
McDonald's Corporation	9,996	579,068
Starbucks Corporation (b)	6,600	86,658
		731,094

Consumer Durables & Apparel - 1.5%
Black & Decker Corporation	500	25,310
Centex Corporation	1,100	13,475
Champion Enterprises, Inc. (b)	500	935
Coach, Inc. (b)	3,000	61,800
D.R. Horton, Inc.	2,500	18,450
Deckers Outdoor Corporation (b)	100	8,486
Harman International	500	9,185
Hartmarx Corporation (b)	200	118
KB Home	700	11,683
Leggett & Platt, Inc.	1,400	24,304
Liz Claiborne, Inc.	900	7,335
Mattel, Inc.	3,250	48,815
Newell Rubbermaid, Inc.	2,500	34,375
Nike, Inc., Class B	3,500	201,705
Phillips-Van Heusen Corporation	500	12,255
Pulte Homes, Inc.	1,800	20,052
Snap-On, Inc.	500	18,475
Stanley Works (The)	750	24,555
Timberland Company (The) (b)	400	4,840
Tupperware Brands Corporation	600	15,180
Whirlpool Corporation	700	32,655
		593,988
Utilities - 1.1%
AGL Resources, Inc.	700	21,280
Alliant Energy Corporation	950	27,911
Atmos Energy Corporation	800	19,416
Avista Corporation	500	9,930
Cleco Corporation	500	11,505
Energen Corporation	600	20,142
Equitable Resources, Inc.	1,200	41,652
IDACORP, Inc.	400	10,664
MGE Energy, Inc.	150	5,345
National Fuel Gas Company	750	27,143
New Jersey Resources Corporation	400	14,896
Nicor, Inc.	400	18,484
NiSource, Inc.	2,500	32,400
Northwest Natural Gas Company	200	10,176
NSTAR	1,000	33,050
OGE Energy Corporation	800	21,840
Pepco Holdings, Inc.	1,800	37,170
Questar Corporation	1,550	53,412
Southern Union Company	1,100	18,942
WGL Holdings	450	14,486
		449,844
Renewable Energy & Energy Efficiency - 0.9%
Applied Materials, Inc.	12,044	155,488
Energy Conversion Devices, Inc. (b)	450	15,363
First Solar, Inc. (b)	320	45,984
Itron, Inc. (b)	300	14,544
Johnson Controls, Inc.	5,300	93,969
Ormat Technologies, Inc.	100	2,416
SunPower Corporation, Class A (b)	750	29,295
Zoltek Companies, Inc. (b)	250	2,948
		360,007
Commercial & Professional Services - 0.6%
Avery Dennison Corporation	1,000	35,020
Brady Corporation, Class A	450	13,950
Deluxe Corporation	450	5,472
Herman Miller, Inc.	500	11,000
HNI Corporation	400	7,328
IKON Office Solutions, Inc.	800	13,784
Interface, Inc., Class A	400	2,820
Kelly Services, Inc.	200	2,848
Manpower, Inc.	723	22,507
Monster Worldwide, Inc. (b)	1,150	16,376
Pitney Bowes, Inc.	1,850	45,842
R.R. Donnelley & Sons Company	1,850	30,655
Robert Half International, Inc.	1,400	26,418
Standard Register	100	813
Steelcase, Inc.	500	4,650
Tetra Tech, Inc. (b)	600	13,206
		252,689

Real Estate - 0.3%
Brookfield Properties Corporation	1,800	18,162
CB Richard Ellis Group, Inc., Class A (b)	1,600	11,216
Forest City Enterprises, Inc., Class A	650	7,729
General Growth Properties	2,100	8,694
Jones Lang LaSalle, Inc.	350	11,522
Liberty Property Trust	800	19,080
ProLogis	2,350	32,900
Regency Centers Corporation	650	25,649
		134,952
Automobiles & Components - 0.2%
BorgWarner, Inc.	1,000	22,470
Harley-Davidson, Inc.	2,150	52,632
Modine Manufacturing Company	200	1,480
Spartan Motors, Inc.	225	1,033
		77,615
Healthy Living - 0.1%
Gaiam, Inc. (b)	100	820
Hain Celestial Group, Inc. (The) (b)	350	8,134
United Natural Foods, Inc. (b)	400	8,936
Whole Foods Market, Inc.	1,250	13,400
		31,290

Total Securities
(Cost $52,877,309)		39,459,371

SHORT TERM OBLIGATION - 0.3%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.10%, dated
10/31/08, due 11/03/08, proceeds $101,163 (collateralized by a Freddie Mac Bond, 6.00%, due
01/01/2037, value $103,496)
(Cost $101,162)		101,162

TOTAL INVESTMENTS (a) - 99.9%
(Cost $52,978,471)		39,560,533
Other Assets Less Liabilities - 0.1%		46,849
NET ASSETS - 100.0%		$39,607,382

(a)   The cost of investments for federal income tax purposes is
$53,160,087 resulting in gross unrealized appreciation and
depreciation of $967,191 and $14,566,744 respectively, or net unrealized depreciation of $13,599,553.

(b)   Non-income producing security

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Trust’s significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest.  Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of 10/31/08:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 28,009,941	-
Level 2 – Other Significant Observable Inputs	14,670,119	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$ 42,680,060	-

The following is a summary of the inputs used to value the Equity Fund’s net assets as of 10/31/08:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 39,459,371	-
Level 2 – Other Significant Observable Inputs	101,162	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$ 39,560,533	-

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds may write put or call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to the bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

(D)
Repurchase Agreements:  The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

____/s/ Kristina A. Curtis________________________________
Kristina A. Curtis
President and Principal Executive Officer
December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

____/s/ Kristina A. Curtis_______________________________
Kristina A. Curtis
President and Principal Executive Officer
December 19, 2008

____/s/ Kristina A. Curtis______________________________
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 19, 2008